Basis of Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Detailed Information About Property, Plant and Equipment
All other assets not directly affected to oil and natural gas production are depreciated using the straight-line method calculated based on the estimated useful life of each class of asset, as described below:

Years of estimated useful life
Buildings and other constructions	50
Refinery equipment and petrochemical plants	20-25
Infrastructure for natural gas distribution	20-50
Transportation equipment	5-35
Furniture, fixtures and installations	10
Selling equipment	10
Other property	10